Other assets and other liabilities	12 Months Ended
Mar. 31, 2024
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Other assets and other liabilities
19.	Other assets and other liabilities

(1)	Other assets
Components of other assets as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023 Restated	2024
Advance payments and prepaid expenses	481,080	606,389
Income taxes receivable and other taxes receivable	243,569	253,267
Insurance contract assets	60,751	56,975
Other	197,302	266,109

Total	982,702	1,182,740

Current assets	563,334	669,335
Non-current assets	419,368	513,405

(2)	Other liabilities
Components of other liabilities as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023 Restated	2024
Contract liabilities	508,454	534,432
Accrued short-term employee benefits	394,948	477,737
Refund liabilities	197,836	218,465
Taxes payable other than income taxes	185,230	167,244
Accrued expenses	171,345	244,784
Insurance contract liabilities	145,057	162,344
Other long-term employee benefit obligations	64,684	91,251
Product warranties	26,167	24,753
Other	127,252	147,765

Total	1,820,973	2,068,775

Current liabilities	1,693,380	1,906,396
Non-current liabilities	127,593	162,379
The changes in product warranties for the fiscal year ended March 31, 2024 are as follows:

Yen in millions
Fiscal year ended March 31
2024
Balance at beginning of the fiscal year	26,167

Additional product warranties	21,824
Amounts used during the year	(20,469)
Unused amounts reversed during the year	(5,238)
Translation adjustment	2,469

Balance at end of the fiscal year	24,753